Other Gains (Losses)	12 Months Ended
Aug. 31, 2022
Other Gains (Losses) [Abstract]
Other Gains (Losses)
24.	OTHER GAINS (LOSSES)

	2022 $	2021 $
Gain on disposal of fixed assets and intangibles	5	3
Costs associated with Rogers-Shaw Transaction	(26)	(23)
Fair value adjustment of private investments	–	27
Other (1)	(2)	(9)

	(23)	(2)

(1)
Other gains (losses) generally includes realized and unrealized foreign exchange gains and losses on US dollar denominated current assets and liabilities and the Company’s share of the operations of Burrard Landing Lot 2 Holdings Partnership.